Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2017
Accounts Receivable
Schedule of components of accounts receivable

The components of accounts receivable under long-term contracts are as follows (in thousands):

September 30,	2017	2016

U.S. Government Contracts:
Amounts billed	$53,450	$34,785
Recoverable costs and accrued profits on progress completed--not billed	36,341	33,729
	89,791	68,514
Commercial Customers:
Amounts billed	131,532	95,173
Recoverable costs and accrued profits on progress completed--not billed	150,610	160,008
	282,142	255,181
	371,933	323,695
Less unbilled amounts not currently due--commercial customers	(17,457)	(20,926)
	$354,476	$302,769